Share-based Payments - Summary of Vesting Details (Detail) - Equity awards [member] - € / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of terms and conditions of share-based payment arrangement [line items]
Weighted-Average fair values of stock options granted	€ 8.89	€ 14.30	€ 10.53
Risk-free interest rate	0.13%	0.03%
Share entitlement per options	€ 1	€ 1	€ 1
Exercise price	24.80	22.57
Grant date share fair value	€ 17.78	€ 24.01
Expected volatility	63.30%	65.60%
Expected term (in years)	6 years 3 months	6 years 1 month 13 days
Vesting conditions	Service	Service	Service
Vesting period	Graded	Graded	Graded
Bottom of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			0.00%
Exercise price			€ 17.90
Grant date share fair value			€ 16.42
Expected volatility			62.80%
Expected term (in years)			6 years 1 month 10 days
Top of Range [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Risk-free interest rate			0.03%
Exercise price			€ 22.44
Grant date share fair value			€ 22.48
Expected volatility			63.20%
Expected term (in years)			6 years 1 month 13 days